Condensed Consolidated Interim Statements of Financial Position (Unaudited) ₪ in Thousands, $ in Thousands	Jun. 30, 2018 ILS (₪)	Jun. 30, 2018 USD ($)	Dec. 31, 2017 ILS (₪)
Current assets:
Cash and cash equivalents	₪ 9,363	$ 2,565	₪ 17,817
Accounts receivables:
Trade receivables	1,544	423	354
Other	2,144	587	3,543
Inventory	2,345	642	700
Total current assets	15,396	4,217	22,414
Non-current assets:
Restricted deposit	530	145	503
Long-term receivables	157	43	92
Property and equipment, net	5,402	1,480	3,582
Intangible assets, net	1,363	373	1,454
Total non-current assets	7,452	2,041	5,631
TOTAL ASSETS	22,848	6,258	28,045
Accounts payable:
Trade payables	2,350	643	2,922
Accrued liabilities and other	1,550	425	1,996
Total current liabilities	3,900	1,068	4,918
Non-current liabilities
Debentures at fair value			12,639
Warrants at fair value	4,625	1,267
Derivatives	84	23	141
Royalties to the Israel Innovation Authority	1,092	299	1,203
Loan	210	58
Long-term payables			61
Total non-current liabilities	6,011	1,647	14,044
Total liabilities	9,911	2,715	18,962
Equity:
Ordinary shares	5,128	1,405	4,998
Additional paid in capital and warrants	192,868	52,839	178,467
Accumulated deficit	(185,059)	(50,701)	(174,382)
TOTAL EQUITY	12,937	3,543	9,083
TOTAL LIABILITIES AND EQUITY	₪ 22,848	$ 6,258	₪ 28,045